SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

DWS Small Cap Core Fund
The following replaces similar information relating to the fund under the “PART II: APPENDIX II-C — FEE RATES OF SERVICE PROVIDERS” section of the fund’s Statement of Additional Information:
Fund Name	Management Fee Rate
DWS Small Cap Core Fund	First $250 million 0.650% Next $250 million 0.620% Next $500 million 0.615% Next $4.0 billion 0.565% Next $2.5 billion 0.550% Next $2.5 billion 0.540% Next $2.5 billion 0.530% Thereafter 0.520%
Please Retain This Supplement for Future Reference
May 2, 2019
SAISTKR-11